SUPPLEMENT TO

STATEMENT OF ADDITIONAL INFORMATION FOR
CALVERT SOCIAL INVESTMENT FUND
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

Statement of Additional Information dated January 31, 2007

Date of Supplement:  June 15, 2007

At a meeting held on June 5, 2007, the Board of Trustees of Calvert Social Investment Fund approved the addition of Calvert Global Alternative Energy Fund and Calvert International Opportunities Fund as underlying investment options for the above-referenced Funds.

Under “Supplemental Information on Principal Investment Policies and Risks” beginning on page 2 of the Statement of Additional Information, add Calvert Global Alternative Energy Fund to the list of funds set forth under the headings “Foreign Securities,” “Emerging Market Securities,” “Small-Cap Issuers,” “Mid-Cap Issuers,” and “Issuer Non-Diversification Risk.”

Under “Supplemental Information on Principal Investment Policies and Risks” beginning on page 2 of   the Statement of Additional Information,  add Calvert International Opportunities Fund  to the list of funds set forth   under the headings “Foreign Securities,” “Emerging Market Securities,” and “Mid-Cap Issuers.”

Under “Supplemental Information on Principal Investment Policies and Risks” beginning on page 2 of the Statement of Additional Information, add the following disclosure:

Concentration Risk (Calvert Global Alternative Energy Fund Only)
                This underlying fund will concentrate its investments (that is, invest more than 25% of its total assets) in the alternative energy industry.  Alternative energy includes, but is not limited to, renewable energy (such as solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.  The underlying fund’s concentration in alternative energy companies may present more risks than would be the case with funds that invest more broadly in numerous industries and sectors of the economy. A downturn in alternative energy companies would have a larger impact on the underlying fund than on a fund that does not concentrate in this sector. Alternative energy companies can be significantly affected by the supply of and demand for specific products and services, the supply and demand for relevant energy sources, the price of those sources, capital investment, government regulation, world events and economic conditions. Alternative energy companies can be significantly affected by events relating to international political developments, energy conservation, commodity prices, and tax and government regulations. From time to time, the performance of securities of alternative energy companies will lag the performance of securities of companies in other sectors or the broader market as a whole.

Leverage (Calvert Global Alternative Energy Fund and Calvert International Opportunities Fund)
                To the extent that the underlying fund makes purchases of securities where borrowing exceeds 5% of the underlying fund’s total assets, the underlying fund may engage in transactions which create leverage.  However, the underlying fund does not currently intend to engage in such transactions.
                In leveraged transactions, borrowing magnifies the potential for gain or loss on the underlying fund’s portfolio securities and therefore, if employed, increases the possibility of fluctuation in the underlying fund’s NAV.
                Any use of leverage by the underlying fund is premised generally upon the expectation that the underlying fund will achieve a greater return on its investments with the proceeds from the borrowed funds than the additional costs the underlying fund incurs as a result of such leverage. If the income or capital appreciation from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage or if the underlying fund incurs capital losses, the return of the underlying fund will be less than if leverage had not been used.  The Advisor may determine to maintain the underlying fund's leveraged position if it expects that the long-term benefits to the underlying fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.
                Leverage creates risks which may adversely affect the return for shareholders, including:
                •  fluctuationsin interest rates on borrowings and short-term debt; and
                •  the potential for a decline in the value of an investment acquired with borrowed funds, while the underlying fund's obligations under such borrowing remain fixed.  If long-term rates rise or if the underlying fund otherwise incurs losses on its investments, the underlying fund's NAV attributable to its shares will reflect the resulting decline in the value of its portfolio holdings.
            Capital raised through borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased.  The underlying fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in the underlying fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the underlying fund's ability to pay dividends and distributions on its shares in certain instances.  The underlying fund may also be required to pledge its assets to lenders in connection with certain types of borrowing.  The Advisor does not anticipate that these covenants or restrictions will adversely affect its ability to manage the underlying fund's portfolio in accordance with the underlying fund's investment objective and policies.  Due to these covenants or restrictions, the underlying fund may be forced to liquidate investments at times and at prices that are not favorable to the underlying fund, or the underlying fund may be forced to forgo investments that the Advisor otherwise views as favorable.
                To reduce its borrowings, the underlying fund might be required to sell securities at a time when it would be disadvantageous to do so.  In addition, because interest on money borrowed is a fund expense that it would not otherwise incur, the underlying fund may have less net investment income during periods when its borrowings are substantial.  The interest paid by the underlying fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.
                To reduce the risks of borrowing, the underlying fund will limit its borrowings as described in the Investment Restrictions.

Under “Non-Principal Investment Policies and Risks” beginning on page 7 of the Statement of Additional Information, add Calvert Global Alternative Energy Fund and Calvert International Opportunities Fund to the list of funds set forth under the headings “Forward Foreign Currency Contracts,” “Temporary Defensive Positions,” “High Social Impact Investments,” “Exchange-Traded Funds,” “Derivatives,” “Options and Futures Contracts,” “Lending Portfolio Securities,” and “Charitable Contributions.”

Under “Non-Principal Investment Policies and Risks” beginning on page 7 of the Statement of Additional Information, add the following disclosure:

Repurchase Agreements (Calvert Global Alternative Energy Fund and Calvert International Opportunities Fund)

                The underlying fund may invest up to 10% of its net assets in repurchase agreements. Repurchase agreements are arrangements under which the underlying fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. The underlying fund engages in repurchase agreements in order to earn a higher rate of return than they could earn simply by investing in the obligation which is the subject of the repurchase agreement.
                Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the underlying fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The underlying fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the underlying fund’s Board of Directors. In addition, the underlying fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the underlying fund pursuant to the agreement, the underlying fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the underlying fund may incur a loss and may incur expenses in selling the underlying security.
                While an underlying security may bear a maturity in excess of one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements (Calvert Global Alternative Energy Fund and Calvert International Opportunities Fund)

                The underlying fund may invest up to 10% of its net assets in reverse repurchase agreements.  Under a reverse repurchase agreement, the underlying fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The underlying fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The underlying fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the underlying fund invests the proceeds is expected to exceed the amount the underlying fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The underlying fund does not intend to borrow for leverage purposes. The underlying fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
                During the time a reverse repurchase agreement is outstanding, the underlying fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The underlying fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
                The underlying fund’s use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the underlying fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the underlying fund under the agreement, the underlying fund may have been better off had it not entered into the agreement. However, the underlying fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the underlying fund’s Board of Directors. In addition, the underlying fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the underlying fund to post additional collateral.

Special Equities Investments (CSIF Balanced, CSIF Equity, CWVF International Equity, Calvert Capital Accumulation, Calvert Large Cap Growth, Calvert Social Index Fund, Calvert Global Alternative Energy Fund and Calvert International Opportunities Fund)

The Special Equities investment program allows the underlying fund to promote especially promising approaches to social goals through privately placed investments.  The Special Equities Committee of the underlying fund identifies, evaluates and selects Special Equities investments.

Illiquid Securities (Calvert Global Alternative Energy Fund Only)

                The underlying fund may not invest more than 15% of the value of its net assets in securities that at the time of the purchase are illiquid.  The Advisor will monitor the amount of illiquid securities in the underlying fund, under the supervision of the Board, to ensure compliance with the underlying fund’s investment restrictions.
                Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and the underlying fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.
                Notwithstanding the above, the underlying fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the underlying fund, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments.  The Board has adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities.  The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.
                Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the underlying fund’s Board.

Under “Investment Restrictions – Fundamental Investment Restrictions” on page 18 of the Statement of Additional Information, at the end of the paragraph regarding Fundamental Investment Restriction #1 on concentration, add the following sentence:

In addition, Calvert Global Alternative Energy Fund will invest more than 25% of its total assets in the alternative energy industry.

Under “Investment Restrictions – Nonfundamental Investment Restrictions” on page 23 of the Statement of Additional Information, after the information provided for Calvert New Vision Small Cap, add the following disclosure:

Calvert Global Alternative Energy:

(1) The Fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of total assets of the Fund.
(2) The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund may buy and sell securities outside the U.S. that are not registered with the Securities and Exchange Commission (the "Commission") or marketable in the U.S.
(3) The Fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on future contracts.
(4) The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.
(5) The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.
(6) The Fund may not write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transactions with respect to such options.
(7) With respect to Fundamental Investment Restriction (2) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund's total assets.
(8) The Fund may not purchase or retain securities issued by companies for the purpose of exercising control.

Except for the liquidity and borrowing restrictions, any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

Calvert International Opportunities Fund:

(1) The Fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of total assets of the Fund.
(2) The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund may buy and sell securities outside the U.S. that are not registered with the Securities and Exchange Commission (the "Commission") or marketable in the U.S.
(3) The Fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.
(4) The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.
(5) The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.
(6) The Fund may not write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transactions with respect to such options.
(7) The Fund may not invest in securities of U.S. issuers if more than 10% of the value of the Fund's net assets would be invested in such securities, excluding Special Equities and High Social Impact Investments.
(8) The Fundmay invest up to20% of its assets in developing countries.
(9) With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund's total assets.
(10) The Fund may not purchase or retain securities issued by companies for the purpose of exercising control.

Except for the liquidity and borrowing restrictions, any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.